Business combinations - Schedule of Allocations of the Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition (Details) - 365Talents
$ in Thousands
Jan. 20, 2026 USD ($)
Current assets:
Cash and cash equivalents	$ 2,126
Trade and other receivables	4,057
Prepaid expenses and other current assets	358
Current assets	6,541
Non-current assets:
Right-of-use asset, net	223
Customer relationships	17,170
Technology	6,170
Trade name and trademarks	2,328
Goodwill	35,497
Total assets	67,929
Current liabilities:
Trade and other payables	2,753
Deferred revenue	3,665
Lease obligations	201
Total liabilities	6,619
Fair value of net assets acquired	61,310
Paid in cash	54,326
Working capital adjustment	350
Holdback payable	2,736
Contingent consideration	4,598
Total purchase consideration	$ 61,310